Other Income - Schedule of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Income [Abstract]
Bank interest income	$ 1	$ 4	$ 8
Sundry income	3	8	5
Derecognition of accounts payable upon closure of business	476
Total	$ 480	$ 12	$ 13